Income Taxes - Summary of Changes in Balance of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance at the beginning of the year	$ 238	$ 123
Additions based on tax positions related to the current year	75	115
Additions based on tax positions of prior years	0	0
Reductions for tax positions of prior years	0	0
Settlements	0	0
Ending balance	313	238
IKENA ONCOLOGY INC
Balance at the beginning of the year	949	0
Beginning balance adjustment		927
Additions based on tax positions of prior years	59	22
Ending balance	$ 1,008	$ 949